UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X              Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period  January 1, 2015 to December 31, 2015.
Date of Report (Date of earliest event reported):   February 4, 2016
Commission File Number of securitizer:       025-02161

Central Index Key Number of securitizer:       0001650619
H/2 Asset Funding RE 2015-1 Ltd. 1
 Exact name of securitizer as specified in its charter.
Laura Chisholm, (345) 814-5737
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [  ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [  ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]
___            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:
__________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable):     ____________

__________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

1 This Form ABS-15G also applies to the following affiliated securitizers: H/2 Asset Funding 2015-1 LLC and H/2 Special Opportunities Realty II Inc.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 4, 2016
H/2 ASSET FUNDING RE 2015-1 LTD.
(Securitizer)
By: /s/ Laura Chisholm
Name: Laura Chisholm
Title: Director